Postretirement Plans - Schedule of Assumptions Used to Calculate the Benefit Obligation and Net Periodic Benefit Costs (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	6.00%	6.00%	6.30%
Rate of compensation increase	4.30%	4.30%	4.30%
Interest crediting rates for cash balance plans	5.00%	5.00%	5.00%
Pension
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.10%	5.40%	2.80%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.30%	2.50%